INVESTMENT IN PC GOLD INC. (Details Narrative) - Pickle Crow	12 Months Ended
Dec. 31, 2022 CAD ($)
Statement [Line Items]
Estimated equity share of PC Gold's net loss	$ 2,000
Ownership percenatge	49.00%